American Funds Insurance Series® Prospectus Supplement March 1, 2023 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses dated May 1, 2022, as supplemented to date)

The following is added to the subsection titled “The Capital SystemSM” in the “Management and organization” section of the prospectus for Capital World Bond Fund:

Thomas Reithinger, Vice President, Capital Fixed Income Investors, serves as a fixed income portfolio manager for the fund. Thomas has 12 years of experience in total (10 years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund.

Thomas H. Høgh no longer manages money in the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-116-0323O CGD/8024-S93660

American Funds Insurance Series®

Statement of Additional

Information Supplement

March 1, 2023

(for Class 1, Class 1A, Class 2 and Class 4 shares statement of additional information dated May 1, 2022, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to Capital World Bond Fund to read as follows:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Capital World Bond Fund
Phillip Chitty	1	$15.9	5	$3.25	1	$1.00
Andrew A. Cormack	3	$43.3	4	$3.25	1	$1.00
Thomas Reithinger	1	$9.5	1	$0.10	None

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-117-0323O CGD/8024-S93661

American Funds Insurance Series® Target Date Series Prospectus Supplement March 1, 2023

For the following share class prospectuses dated May 1, 2022:

Class 1, Class 1A, Class 2 and Class 4 shares of:
American Funds® IS 2035 Target Date Fund
American Funds® IS 2030 Target Date Fund
American Funds® IS 2025 Target Date Fund
American Funds® IS 2020 Target Date Fund
American Funds® IS 2015 Target Date Fund
American Funds® IS 2010 Target Date Fund

The following is added to the subsection titled “The Capital SystemSM for the underlying funds” in the “Management and organization” section of the prospectus:

Jessica C. Spaly, Partner, Capital Research Global Investors, serves as a member of the Target Date Solutions Committee for the fund. Jessica has 26 years of experience in total (20 years with Capital Research and Management Company or affiliate). She has less than one year of experience in managing the fund.

Joanna F. Jonsson no longer manages money in the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-118-0323O CGD/8024-S93662

American Funds Insurance Series®
Target Date Series

Statement of Additional
Information Supplement

March 1, 2023

(for Class 1, Class 1A, Class 2 and Class 4 shares
statement of additional information dated May 1, 2022,
as supplemented to date)

The table under the heading “Investment professional fund holdings and management of other accounts” in the “Management of the Series” section is amended to read as follows:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Michelle J. Black	18	$332.3	1	$8.72	None
David A. Hoag	8	$484.7	5	$9.79	None
Samir Mathur	18	$332.3	1	$8.72	None
Wesley K. Phoa	18	$332.3	1	$8.72	None
Jessica C. Spaly	4	$399.0	6	$10.04	None
Bradley J. Vogt	6	$587.0	4	$9.98	None
Shannon Ward	6	$410.1	4	$10.58	1[3]	$0.29

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-119-0323O CGD/8024-S93663